PROVISIONS, CONTINGENTS ASSETS AND LIABILITIES AND LEGAL OBLIGATIONS – TAX AND SOCIAL SECURITY	12 Months Ended
Dec. 31, 2021
Provisions Contingents Assets And Liabilities And Legal Obligations Tax And Social Security
PROVISIONS, CONTINGENTS ASSETS AND LIABILITIES AND LEGAL OBLIGATIONS – TAX AND SOCIAL SECURITY

36)       PROVISIONS, CONTINGENTS ASSETS AND LIABILITIES AND LEGAL OBLIGATIONS – TAX AND SOCIAL SECURITY

a)	Contingent assets

Contingent assets are not recognized in the financial statements. There are ongoing proceedings where the chance of success is considered probable, such as: a) Social Integration Program (PIS), Bradesco has made a claim to offset PIS against Gross Operating Income, paid under Decree-Laws No. 2,445/88 and No. 2,449/88, regarding the payment that exceeded the amount due under Supplementary Law No. 07/70 (PIS Repique); and b) other taxes, the legality and/or constitutionality of which is being challenged, where the decision may lead to reimbursement of amounts and such amounts are recorded as receivable only when collection is considered certain.

b)	Provisions classified as probable losses and legal obligations – tax and social security

The Company is a party to a number of labor, civil and tax lawsuits, arising from the normal course of business.

Management recognized provisions where, based on their opinion and that of their legal counsel, the nature of the lawsuit, similarity to previous lawsuits, complexity and the courts standing, the loss is deemed probable.

Management considers that the provision is sufficient to cover the future losses generated by the respective lawsuits.

Provisions related to legal obligations are maintained until the conclusion of the lawsuit, represented by judicial decisions with no further appeals or due to the statute of limitation.

I	- Labor claims

These are claims brought by former employees and outsourced employees seeking indemnifications, most significantly for unpaid “overtime”, pursuant to Article 224 of the Consolidation of Labor Laws (CLT). Considering that the proceedings database is basically composed by proceedings with similar characteristics and for which there has been no official court decision, the provision is recognized considering the following factors, among others: date of receipt of the proceedings (before or after the labor reform of November 2017), the average calculated value of payments made for labor complaints settled in the past 12 months before and after the labor reform, and inflation adjustment on the average calculated values.

Overtime is monitored by using electronic time cards and paid regularly during the employment contract, so that the claims filed by Bradesco’s former employees do not represent individually relevant amounts.

II	- Civil claims

These are claims for pain and suffering and property damages, related to banking products and services, the inclusion of information about debtors in the credit restriction registry and the replacement of inflation adjustments excluded as a result of government economic plans. These lawsuits are individually controlled using a computer-based system and provisioned whenever the loss is deemed as probable, considering the opinion of the legal advisors, the nature of the lawsuits, similarity with previous lawsuits, complexity and positioning of the courts. Most of these lawsuits involve the Special Civil Court (JEC), in which the claims are limited to 40 minimum wages (limit of R$ 44 thousand on December 31, 2021)

In relation to the legal claims that are pleading alleged differences in the adjustment of inflation on savings account balances and due to the implementation of economic plans that were part of the federal government’s economic policy to reduce inflation in the 80s and 90s, Bradesco, despite complying with the law and regulation in force at the time, has provisioned certain proceedings, taking into consideration the claims in which they were mentioned and the perspective of loss of each demand, in view of the decisions and subjects still under analysis in the Superior Court of Justice (STJ), such as, for example, the application of interest in executions arising from Public Civil Actions and succession.

In December 2017, with the mediation of the Attorney’s General Office (AGU), the entities representing the bank and the savings accounts, entered into an agreement related to litigation of economic plans, with the purpose of closing these claims, in which conditions and schedule were established for savings accounts holders to accede to the agreement. This agreement was approved by the Federal Supreme Court (STF) on March 1, 2018. On March 11, 2020, the signatory entities signed an amendment extending the collective agreement for a period of five (5) years, the Federal Supreme Court approved the extension of the agreement for 30 months, an opportunity in which it will evaluate the results and may extend it for another 30 months. As this is a voluntary agreement, Bradesco is unable to predict how many savings account holders will choose to accept the settlement offer. It is important to note that provisions were recognized to cover the claims eligible under this agreement. The proceedings that are not in the scope of the agreement, including those related to merged banks are individually revaluated based on the procedural stage they are in.

Note that, regarding disputes relating to economic plans, the Federal Supreme Court (STF) suspended the prosecution of all lawsuits at the cognizance stage, until the Court issues a final decision on the right under litigation.

III	- Provision for tax risks

The Company is disputing the legality and constitutionality of certain taxes and contributions in court, for which provisions for legal obligations have been recorded in full, although there is a good chance of favorable outcome, based on management assessment considering the analysis of an external legal counse. The processing of these legal obligations and the provisions for cases for which the risk of loss is deemed as probable is regularly monitored. During or after the conclusion of each case, a favorable outcome may arise for the Company, resulting in the reversal of the related provisions.

The main cases are:

-	PIS and COFINS – R$2,734,993 thousand (on December 31, 2020 – R$2,702,641 thousand): an authorization request to calculate and pay contributions to PIS and COFINS only on the sale of goods/rendering of services (billing), excluding from the calculation base financial income;

-	Pension Contributions – R$1,781,022 thousand (on December 31, 2020 - R$1,785,787 thousand): official notifications related to the pension contributions made to private Pension Plans, considered by the authorities to be employee compensation subject to the incidence of mandatory pension contributions and to an isolated fine for not withholding IRRF on such financial contributions;

-	IRPJ/CSLL on losses of credits – R$887,913 thousand (on December 31, 2020 - R$1,262.225 thousand): we are requesting to deduct from income tax and social contributions payable (IRPJ and CSLL, respectively) amounts of actual and definite loan losses related to unconditional discounts granted during collections, regardless of compliance with the terms and conditions provided for in Articles 9 to 14 of Law No. 9,430/96 that only apply to temporary losses;

-	IRPJ/CSLL on MTM - R$647,878 thousand (in December 31, 2020 - R$635,802 thousand): assessment received in December 2018 challenging the deduction of certain mark-to-market gains from securities in the calculation of IRPJ and CSLL in 2007;

-	PIS and COFINS – R$527,970 thousand (on December 31, 2020 - R$415,785 thousand): seeks to ensure companies the right to collect contributions to PIS and COFINS by the cumulative regime (3.65% rate on sales of goods / installment services);

-	INSS – Contribution to SAT – R$450,289 thousand (on December 31, 2020 - R$440,524 thousand): in an ordinary lawsuit filed by the Brazilian Federation of Banks – Febraban, since April 2007, on behalf of its members, is questioned the classification of banks at the highest level of risk, with respect to Occupational Accident Risk – RAT, which eventually raised the rate of the respective contribution from 1% to 3%, in accordance with Decree No. 6,042/07; and

-	INSS Autonomous Brokers – R$343,896 thousand (on December 31, 2020 - R$333,852 thousand): the Bradesco Company is questioning the charging of social security contribution on remunerations paid to third-party service providers, established by Supplementary Law No. 84/96 and subsequent regulations/amendments, at 20.0% with an additional of 2.5%, on the grounds that services are not provided to insurance companies but to policyholders, thus being outside the scope of such a contribution as provided for in item I, Article 22 of Law No. 8,212/91, as new wording in Law No. 9,876/99.

In general, the provisions relating to lawsuits are classified as long-term, due to the unpredictability of the duration of the proceedings in the Brazilian justice system. For this reason, the estimate has not been disclosed with relation to the specific year in which these lawsuits will be closed.

IV	- Changes in other provision

	R$ thousand
	Labor	Civil	Tax
Balance on December 31, 2019	7,346,067	8,685,793	8,390,085
Adjustment for inflation	960,812	696,997	147,683
Provisions, net of (reversals and write-offs)	663,547	1,609,720	(256,489)
Payments	(2,079,928)	(1,900,089)	(10,167)
Balance on December 31, 2020	6,890,498	9,092,421	8,271,112

Balance on December 31, 2020	6,890,498	9,092,421	8,271,112
Adjustment for inflation	799,803	484,516	176,903
Provisions, net of (reversals and write-offs)	1,044,511	1,734,207	(351,476)
Payments	(2,005,705)	(2,132,673)	(24,502)
Balance on December 31, 2021	6,729,107	9,178,471	8,072,037

c)	Contingent liabilities classified as possible losses

The Company maintains a system to monitor all administrative and judicial proceedings in which the institution is plaintiff or defendant and, classifies the lawsuits according to the expectation of loss, based on management’s assessment considering the analysis of an external legal counsel. Case law trends are periodically analyzed and, if necessary, the related risk is reclassified. In this respect, contingent lawsuits deemed to have a possible risk of loss are not recognized as a liability in the financial statements and totaled, on December 31, 2021, R$7,979,276 thousand (on December 31, 2020 - R$7,222,015 thousand) for civil claims and R$37,556,235 thousand (on December 31, 2020 - R$35,761,167 thousand) for tax proceedings.

The main tax proceedings with this classification are:

-	IRPJ and CSLL deficiency note – 2013 to 2015 – R$9,708,225 thousand (on December 31, 2020 - R$9,431,944 thousand): due to the disallowance of interest expenses (CDI), related to certain investments and deposits between the companies of the Company;

-	IRPJ and CSLL – 2004 to 2017 – R$7,455,648 thousand (on December 31, 2020 - R$7,251,952 thousand): relating to goodwill amortization being disallowed on the acquisition of investments;

-	COFINS – 2001 to 2005 – R$5,450,794 thousand (on December 31, 2020 - R$5,354,315 thousand): fines and disallowances of Cofins loan compensations, released after a favorable decision in a judicial proceeding, where the unconstitutionality of the expansion of the intended calculation base was discussed for revenues other than those from billing (Law No. 9,718/98);

-	Social Security Contribution Taxes –2014 to 2021 – R$2,875,747 thousand (on December 31, 2020 – R$2,079,650 thousand): related to food and meal allowance made available to employees, according to the Worker’s Food Program – PAT, through card and not “in natura”;

-	PIS and COFINS notifications and disallowances of compensations – R$1,501,667 thousand (on December 31, 2020 - R$1,444,586 thousand): related to the unconstitutional extension of the basis of calculation intended for other income other than the billing (Law No. 9,718/98), from acquired companies;

-	Leasing companies’ Tax on Services of any Nature (ISSQN) – R$1,466,305 thousand (on December 31, 2020 - R$2,485,745 thousand): which relates to the municipal tax demands from municipalities other than those in which the company is located and where, under law, tax is collected. The reduction in the amount was due to the adhesion to the Incentive Installment Program of the Municipality of São Paulo - PPI in October 2021;

-	IRPJ and CSLL deficiency note – 2000 to 2014 – R$1,168,741 thousand (on December 31, 2020 - R$848,605 thousand): relating to disallowance of exclusions and expenses, differences in depreciation expenses, insufficient depreciation expenses, expenses with depreciation of leased assets, operating expenses and income and disallowance of tax loss compensation;

-	IRPJ and CSLL deficiency note – 2008 to 2016 – R$875,658 thousand (on December 31, 2020 - R$834,272 thousand): relating to disallowance of expenses with credit losses;

-	IRPJ and CSLL deficiency note – 2008 to 2013 – R$686,308 thousand (on December 31, 2020 - R$649,441 thousand): relating to profit of subsidiaries based overseas; and

-	PLR – Profit Sharing Program – 2009 to 2011 – R$507,915 thousand (on December 31, 2020 – R$463,501 thousand): notifications for requirement of social security contribution on amounts paid to employees as profit sharing program, allegedly not complying with the rules contained in Law No. 10,101/00 originating from acquired businesses.

d)	As a result of the so-called "Operation Zelotes", related to the possible improper performance of members of CARF - Administrative Council of Tax Appeals, there is a criminal proceeding initiated in 2016 against two former members of Bradesco's Board of Executive Officers, which is being processed in the 10th Federal Court of the Judiciary Section of the Federal District. The process has already had its instruction phase closed, and the judgment of the first instance is awaited. Bradesco is not a party to this process.

The Company's Management conducted a internal evaluation of the records and documents related to the matter and found no evidence of any irregular conduct practiced by their former representatives.

As a result of Operation Zelotes, the Internal Affairs Department of the Ministry of Finance promoted an administrative investigative procedure to verify the need to initiate an Administrative Accountability Proceeding (“PAR”). On February 3, 2020, the decision to file the aforementioned procedure was published in Section 2 of the Federal Official Gazette. The decision rendered by the Corregidor of the Ministry of Economy fully accepted the Final Report of the Processing Commission, the Opinion of the Attorney General's Office of the National Treasury and the Joint Dispatch of the General Management and Administration Coordination and the Head of the Advisory and Judgment Division, which expressly consecrated the acknowledgment of the inexistence of proof that Bradesco has promised, offered, given, directly or indirectly, an undue advantage to public agents involved in said operation, under the terms provided for in art. 5, item I, of Law No. 12,846 of 2013.